Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Biotechnology – 29.3%
4D Molecular Therapeutics Inc*	372,278	$8,964,454
AbbVie Inc	1,254,533	141,310,597
ACADIA Pharmaceuticals Inc*	629,935	15,364,115
Acceleron Pharma Inc*	284,190	35,663,003
Akero Therapeutics Inc*,#	956,435	23,729,152
Aligos Therapeutics Inc*,§	157,662	3,053,243
Aligos Therapeutics Inc*	602,448	12,280,902
Allakos Inc*	255,393	21,802,900
ALX Oncology Holdings Inc*	407,656	22,290,630
Amicus Therapeutics Inc*	1,541,525	14,860,301
Annexon Inc*,#	309,688	6,971,077
Argenx SE (ADR)*	159,030	47,879,162
Ascendis Pharma A/S (ADR)*	463,926	61,029,465
Bicycle Therapeutics Ltd (ADR)*,#	495,999	15,058,530
BioAtla LLC*,§	423,317	17,043,166
BioAtla LLC*,#	196,074	8,309,616
Biohaven Pharmaceutical Holding Co Ltd*	212,860	20,664,449
BioMarin Pharmaceutical Inc*	604,584	50,446,489
Biomea Fusion Inc*	561,014	8,757,429
Bridgebio Pharma Inc*	387,651	23,631,205
C4 Therapeutics Inc*	376,843	14,259,739
Cardiff Oncology Inc*,#	820,353	5,455,347
Centessa Pharmacuticals PLC (ADR)*	81,490	1,809,893
Cyteir Therapeutics Inc*,§	549,652	10,586,298
Cyteir Therapeutics Inc*,#	123,307	2,638,770
Day One Biopharmaceuticals (144A)*	406,888	8,338,356
Day One Biopharmaceuticals Inc*,#	143,682	3,271,639
Design Therapeutics Inc*,§	522,185	9,866,947
Edgewise Therapeutics Inc*,§	544,046	11,024,276
Edgewise Therapeutics Inc*,#	5,605	119,555
ESSA Pharma Inc*	409,679	11,704,529
Fate Therapeutics Inc*	250,730	21,760,857
FibroGen Inc*	391,946	10,437,522
FORMA Therapeutics Inc*	255,218	6,352,376
Gilead Sciences Inc	686,029	47,239,957
Global Blood Therapeutics Inc*	706,063	24,726,326
Graphite Bio Inc*,§	309,302	8,554,365
Graphite Bio Inc*	296,250	9,103,762
Insmed Inc*	1,855,080	52,795,577
Intellia Therapeutics Inc*	74,690	12,093,058
iTeos Therapeutics Inc*	355,793	9,126,090
Janux Therapeutics Inc*,§	245,474	5,512,119
Janux Therapeutics Inc*	554,646	13,838,418
KalVista Pharmaceuticals Inc*	366,556	8,782,682
Kiniksa Pharmaceuticals Ltd*	493,334	6,872,143
Kinnate Biopharma Inc*,§	238,174	5,267,456
Kodiak Sciences Inc*	106,485	9,903,105
Mirati Therapeutics Inc*	141,654	22,881,371
Moderna Inc*	151,412	35,578,792
Myovant Sciences Ltd*,#	1,387,263	31,587,978
Neurocrine Biosciences Inc*	865,780	84,257,710
Olema Pharmaceuticals Inc*	1,130,478	31,630,774
Praxis Precision Medicines Inc*	674,862	12,336,477
PTC Therapeutics Inc*	591,909	25,019,993
Regeneron Pharmaceuticals Inc*	55,006	30,723,051
Rhythm Pharmaceuticals Inc*	1,069,219	20,935,308
Rocket Pharmaceuticals Inc*	285,537	12,646,434
Sage Therapeutics Inc*	302,288	17,172,981
Sarepta Therapeutics Inc*	882,456	68,602,129
Seres Therapeutics Inc*	1,025,395	24,455,671
Shattuck Labs Inc*,#	318,272	9,226,705
Travere Therapeutics Inc*	1,010,508	14,743,312
Vaxcyte Inc*,#	500,030	11,255,675
Vertex Pharmaceuticals Inc*	537,712	108,418,871
Verve Therapeutics Inc*,§	260,406	14,120,515
Verve Therapeutics Inc*,#	159,900	9,633,975
		1,475,778,769

Shares or Principal Amounts		Value
Common Stocks– (continued)
Chemicals – 0%
Zymergen Inc*	52,070	$2,083,321
Diversified Financial Services – 0.1%
Health Assurance Acquisition Corp*	384,751	4,005,258
Health Care Equipment & Supplies – 20.7%
Abbott Laboratories	993,039	115,123,011
Align Technology Inc*	95,485	58,341,335
Baxter International Inc	270,568	21,780,724
Boston Scientific Corp*	2,890,184	123,584,268
Cooper Cos Inc	124,097	49,175,918
Danaher Corp	372,475	99,957,391
Dentsply Sirona Inc	784,064	49,599,889
DexCom Inc*	139,959	59,762,493
Edwards Lifesciences Corp*	751,999	77,884,536
Globus Medical Inc*	527,804	40,920,644
ICU Medical Inc*	120,287	24,755,065
Intuitive Surgical Inc*	49,873	45,865,206
Medtronic PLC	801,400	99,477,782
Silk Road Medical Inc*	309,247	14,800,561
STERIS PLC	188,352	38,857,018
Stryker Corp	194,331	50,473,591
Tandem Diabetes Care Inc*	277,654	27,043,500
Teleflex Inc	117,174	47,079,341
		1,044,482,273
Health Care Providers & Services – 11.4%
agilon health Inc*	511,610	20,756,018
Anthem Inc	201,860	77,070,148
Centene Corp*	975,830	71,167,282
Humana Inc	279,545	123,760,162
Innovage Holding Corp*	389,461	8,299,414
LifeStance Health Group Inc*,#	874,594	24,366,189
Privia Health Group Inc*	337,159	14,959,745
Quest Diagnostics Inc	190,966	25,201,783
Signify Health Inc - Class A*	322,518	9,814,223
UnitedHealth Group Inc	499,556	200,042,205
		575,437,169
Health Care Technology – 1.2%
Accolade Inc*	371,063	20,152,432
Health Catalyst Inc*	465,151	25,820,532
Ping An Healthcare and Technology Co Ltd (144A)*,#	1,061,700	13,223,218
		59,196,182
Life Sciences Tools & Services – 6.3%
Illumina Inc*	148,915	70,468,067
IQVIA Holdings Inc*	308,608	74,781,891
Lonza Group AG	27,907	19,785,309
NeoGenomics Inc*	522,156	23,585,787
Sotera Health Co*	579,608	14,043,902
Thermo Fisher Scientific Inc	227,377	114,704,875
		317,369,831
Pharmaceuticals – 28.4%
Astellas Pharma Inc	3,172,100	55,243,315
AstraZeneca PLC	1,882,669	226,099,431
Bristol-Myers Squibb Co	1,536,875	102,693,987
Catalent Inc*	330,953	35,782,638
Collegium Pharmaceutical Inc*	804,905	19,027,954
Elanco Animal Health Inc*	1,378,403	47,816,800
Eli Lilly & Co	383,476	88,015,411
Everest Medicines Ltd (144A)*	1,577,919	15,699,726
Harmony Biosciences Holdings Inc*	387,320	10,934,044
Horizon Therapeutics PLC*	598,737	56,065,733
Jazz Pharmaceuticals PLC*	274,364	48,738,021
Johnson & Johnson	334,931	55,176,533
Merck & Co Inc	1,782,247	138,605,349
Novartis AG (ADR)	1,425,810	130,090,904
Novo Nordisk A/S	672,984	56,390,570
Phathom Pharmaceuticals Inc*	455,043	15,403,206
Roche Holding AG	388,750	146,485,203
Royalty Pharma PLC - Class A	807,073	33,081,922
Sanofi	971,964	101,823,154
Takeda Pharmaceutical Co Ltd	924,236	30,943,767
United Medicines Biopharma*,§	785,378	15,698,921
		1,429,816,589
Total Common Stocks (cost $3,214,621,694)		4,908,169,392

Shares or Principal Amounts		Value
Preferred Stocks– 2.1%
Biotechnology – 1.4%
Acerta Pharma BV PP - Series B*,¢,§	143,797,410	$19,714,625
Element Biosciences Inc PP*,¢,§	425,023	8,737,070
Flame Biosciences PP*,¢,§	919,200	6,020,760
HemoShear Therapeutics LLC PP*,¢,§	289,280	3,839,396
Icosavax Inc PP*,¢,§	1,403,454	3,960,126
LEXEO Therapeutics PP*,¢,§	1,349,524	1,349,524
Nuvalent Inc PP*,¢,§	1,673,293	3,463,382
Pyxis Oncology Inc PP*,¢,§	1,819,227	2,994,084
SomaLogic Inc PP*,§	722,708	10,707,790
Synthekine Inc PP*,¢,§	2,192,937	6,290,001
TwinStrand Biosciences Inc PP*,¢,§	344,314	2,750,001
Ventyx Biosciences Inc PP*,¢,§	2,279,838	2,173,826
		72,000,585
Health Care Providers & Services – 0.2%
Bigfoot Biomedical Inc - Series B PP*,¢,§	1,035,873	9,808,940
Bigfoot Biomedical Inc - Series C-1 PP*,¢,§	168,418	1,594,792
		11,403,732
Health Care Technology – 0.1%
Freenome Inc PP*,¢,§	337,474	2,231,817
Pharmaceuticals – 0.4%
Amunix Pharmaceuticals Inc PP*,¢,§	3,083,148	5,450,081
CANbridge Pharmaceuticals Inc PP*,¢,§	296,003	4,371,964
Neurogene Inc PP*,¢,§	801,790	1,956,368
VALENZABio Series A PP*,¢,§	700,559	6,235,276
		18,013,689
Total Preferred Stocks (cost $86,160,577)		103,649,823
Rights– 0%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	1
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $40,396,506)	40,392,467	40,396,506
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	11,222,251	11,222,251
Time Deposits – 0.1%
Royal Bank of Canada, 0.0500%, 7/1/21	$2,892,217	2,892,217
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,114,468)		14,114,468
Total Investments (total cost $3,356,473,565) – 100.6%		5,066,330,190
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(28,281,449)
Net Assets – 100%		$5,038,048,741

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,130,501,942	81.5%
Switzerland	296,361,416	5.9
United Kingdom	241,157,961	4.8
Denmark	117,420,035	2.3
France	101,823,154	2.0
Japan	86,187,082	1.7
Belgium	47,879,162	0.9
China	33,294,908	0.7
Canada	11,704,530	0.2

Total	$5,066,330,190	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$19,183	$(437)	$(109)	$40,396,506
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	327,734∆	-	-	11,222,251
Total Affiliated Investments - 1.0%	$346,917	$(437)	$(109)	$51,618,757

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	35,187,278	555,871,087	(550,661,313)	40,396,506
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	60,161,577	349,756,501	(398,695,827)	11,222,251

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $37,261,300, which represents 0.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2021 is $92,942,034, which represents 1.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Acerta Pharma BV PP - Series B	5/11/15	$8,272,388	$19,714,625	0.4%
Aligos Therapeutics Inc	12/20/19-10/6/20	1,654,213	3,053,243	0.1
Amunix Pharmaceuticals Inc PP	2/26/21	5,450,081	5,450,081	0.1
Bigfoot Biomedical Inc - Series B PP	11/21/17	9,808,940	9,808,940	0.2
Bigfoot Biomedical Inc - Series C-1 PP	12/27/19	1,355,580	1,594,792	0.0
BioAtla LLC	7/13/20	2,837,135	17,043,166	0.3
CANbridge Pharmaceuticals Inc PP	4/27/21	4,371,964	4,371,964	0.1
Cyteir Therapeutics Inc	2/5/21	6,880,567	10,586,298	0.2
Design Therapeutics Inc	1/25/21	5,575,111	9,866,947	0.2
Edgewise Therapeutics Inc	12/3/20	3,989,709	11,024,276	0.2
Element Biosciences Inc PP	6/21/21	8,737,070	8,737,070	0.2
Flame Biosciences PP	9/28/20	6,020,760	6,020,760	0.1
Freenome Inc PP	8/14/20	2,231,817	2,231,817	0.1
Graphite Bio Inc	3/11/21	3,806,253	8,554,365	0.2
HemoShear Therapeutics LLC PP	2/5/21	3,839,497	3,839,396	0.1
Icosavax Inc PP	3/19/21	3,960,154	3,960,126	0.1
Janux Therapeutics Inc	4/15/21	2,979,992	5,512,119	0.1
Kinnate Biopharma Inc	7/20/20	2,808,610	5,267,456	0.1
LEXEO Therapeutics PP	11/20/20	1,349,524	1,349,524	0.0
Neurogene Inc PP	12/15/20	1,956,368	1,956,368	0.0
Nuvalent Inc PP	4/30/21	3,463,382	3,463,382	0.1
Pyxis Oncology Inc PP	3/5/21	2,994,084	2,994,084	0.1
SomaLogic Inc PP	12/21/20	4,899,960	10,707,790	0.2
Synthekine Inc PP	6/3/21	6,290,001	6,290,001	0.1
TwinStrand Biosciences Inc PP	4/30/21	2,750,002	2,750,001	0.1
United Medicines Biopharma	1/29/21	8,639,164	15,698,921	0.3
VALENZABio Series A PP	3/25/21	6,235,276	6,235,276	0.1
Ventyx Biosciences Inc PP	2/26/21-6/10/21	2,173,729	2,173,826	0.0
Verve Therapeutics Inc	1/14/21	2,937,356	14,120,515	0.3
Total		$128,268,687	$204,377,129	4.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,382,412,028	$93,366,741	$-
Pharmaceuticals	1,414,117,668	15,698,921	-
All Other	2,002,574,034	-	-
Preferred Stocks	-	10,707,790	92,942,033
Rights	-	-	1
Investment Companies	-	40,396,506	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,114,468	-
Total Assets	$4,799,103,730	$174,284,426	$92,942,034

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.

Financial assets of $5,645,746 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70227 08-21